SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Cash Flow Statement [Abstract]
Changes in non-cash operating working capital items and capital expenditures
CHANGE IN NET OPERATING ASSETS AND LIABILITIES

	Years ended December 31
(In millions of dollars)	2020	2019

Accounts receivable, excluding financing receivables	455	(174)
Financing receivables	(1,658)	(120)
Contract assets	1,170	(204)
Inventories	(19)	7
Other current assets	(132)	(41)
Accounts payable and accrued liabilities	(326)	61
Contract and other liabilities	177	9

Total change in net operating assets and liabilities	(333)	(462)

CAPITAL EXPENDITURES

	Years ended December 31
(In millions of dollars)	2020	2019

Capital expenditures before proceeds on disposition	2,312	2,845
Proceeds on disposition	—	(38)

Capital expenditures	2,312	2,807